Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2006-QS1

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	01/30/2006
4. Interest Summary

				First Distribution Date:	02/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	07/21/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	07/25/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	07/24/2006

	8. Collateral Summary			Definitive:	06/30/2006

	9. Repurchase Information			Trustee:	Deutsche Bank Trust Company Americas

				Main Telephone:	714-247-6000
10. Loan Status Report (Delinquencies)

	11. Deal Delinquencies (30 Day Buckets)			GMAC-RFC
				Bond Administrator:	Rona Hsu
12. Loss Mitigation and Servicing Modifications

				Telephone:	818-260-1508

13. Losses and Recoveries
				Pool(s) :	40260
	14. Credit Enhancement Report	(Not Applicable)

15. Distribution Percentages

	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

1. Distribution Summary

				Beginning
		Original Face Value				Pass-Through	Principal	Interest	Total Distribution	Principal Loss	Interest	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)
Class	CUSIP

				(1)		(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	761118RZ3	1,200,000.00		1,200,000.00		5.75000000	0.00	5,750.00	5,750.00	0.00	0.00	0.00	1,200,000.00

A-2	761118SA7	6,775,000.00		6,245,798.71		5.75000000	103,900.42	29,927.79	133,828.21	0.00	0.00	0.00	6,141,898.29

A-3	761118SB5	108,134,000.00		99,687,556.79		5.75000000	1,658,327.30	477,669.54	2,135,996.84	0.00	0.00	0.00	98,029,229.49

A-4	761118SC3	17,636,000.00		17,636,000.00		5.75000000	0.00	84,505.83	84,505.83	0.00	0.00	0.00	17,636,000.00

A-5	761119SD1	86,970,608.00		77,535,698.87		6.23250006	553,157.40	402,701.04	955,858.44	0.00	0.00	0.00	76,982,541.47

A-6	761118SE9	11,343,992.00		10,113,351.72		2.05083108	72,150.97	17,283.98	89,434.95	0.00	0.00	0.00	10,041,200.75

A-7	761118SF6	25,784,400.00		25,784,400.00		5.75000000	0.00	123,550.25	123,550.25	0.00	0.00	0.00	25,784,400.00

A-8	761118SG4	42,974,000.00		39,700,467.68		5.67250003	397,922.68	187,667.42	585,590.10	0.00	0.00	0.00	39,302,545.00

			1		1									1
A-9	761118SH2	42,974,000.00		39,700,467.68		1.82749988	0.00	60,460.50	60,460.50	0.00	0.00	0.00	39,302,545.00

A-P	761118SJ8	2,784,564.75		2,709,226.55		0.00000000	7,359.69	0.00	7,359.69	0.00	0.00	0.00	2,701,866.86

			1		1									1
A-V	761118SK5	323,843,583.63		300,789,923.94		0.47441898	0.00	118,917.04	118,917.04	0.00	0.00	0.00	297,983,931.87

R-I	761118SL3	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	761118SM1	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	761118SN9	10,525,500.00		10,492,533.61		6.00000000	6,850.46	52,462.67	59,313.13	0.00	0.00	0.00	10,485,683.15

M-2	761118SP4	3,238,400.00		3,228,257.17		6.00000000	2,107.69	16,141.29	18,248.98	0.00	0.00	0.00	3,226,149.48

M-3	761118SQ2	2,428,800.00		2,421,192.88		6.00000000	1,580.77	12,105.96	13,686.73	0.00	0.00	0.00	2,419,612.11

B-1	761118SR0	1,619,200.00		1,614,128.58		6.00000000	1,053.84	8,070.64	9,124.48	0.00	0.00	0.00	1,613,074.74

B-2	761118SS8	1,295,400.00		1,291,342.74		6.00000000	843.10	6,456.71	7,299.81	0.00	0.00	0.00	1,290,499.64

B-3	761118ST6	1,133,518.88		1,129,968.64		6.00000000	737.74	5,649.84	6,387.58	0.00	0.00	0.00	1,129,230.90

	Deal Totals	323,843,583.63		300,789,923.94			2,805,992.06	1,609,320.50	4,415,312.56	0.00	0.00	0.00	297,983,931.88

1.Notional Balance

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution	Total Distribution	Deferred Interest Factor	Interest Shortfall	Ending Notional/ Principal Balance Factor

A-1	761118RZ3	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-2	761118SA7	921.88910849	15.33585535	4.41738598	19.75324133	0.00000000	0.00000000	906.55325314

A-3	761118SB5	921.88910787	15.33585459	4.41738528	19.75323987	0.00000000	0.00000000	906.55325328

A-4	761118SC3	1,000.00000000	0.00000000	4.79166648	4.79166648	0.00000000	0.00000000	1,000.00000000

A-5	761119SD1	891.51611853	6.36027979	4.63031189	10.99059167	0.00000000	0.00000000	885.15583874

A-6	761118SE9	891.51611884	6.36028040	1.52362414	7.88390454	0.00000000	0.00000000	885.15583844

A-7	761118SF6	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-8	761118SG4	923.82528226	9.25961465	4.36699912	13.62661377	0.00000000	0.00000000	914.56566761

A-9	761118SH2	923.82528226	0.00000000	1.40690883	1.40690883	0.00000000	0.00000000	914.56566761

A-P	761118SJ8	972.94435333	2.64303066	0.00000000	2.64303066	0.00000000	0.00000000	970.30132268

A-V	761118SK5	928.81236234	0.00000000	0.36720518	0.36720518	0.00000000	0.00000000	920.14770998

R-I	761118SL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	761118SM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	761118SN9	996.86795022	0.65084414	4.98433994	5.63518408	0.00000000	0.00000000	996.21710608

M-2	761118SP4	996.86795022	0.65084301	4.98434103	5.63518404	0.00000000	0.00000000	996.21710721

M-3	761118SQ2	996.86795125	0.65084404	4.98433794	5.63518198	0.00000000	0.00000000	996.21710721

B-1	761118SR0	996.86794713	0.65083992	4.98433794	5.63517787	0.00000000	0.00000000	996.21710721

B-2	761118SS8	996.86794812	0.65084144	4.98433688	5.63517832	0.00000000	0.00000000	996.21710669

B-3	761118ST6	996.86794807	0.65084050	4.98433692	5.63517742	0.00000000	0.00000000	996.21710756

Deal Factor :	92.01477100%

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	06/01/2006	06/30/2006	30/360	1,200,000.00		5.75000000	5,750.00	0.00	0.00	0.00	0.00	5,750.00	0.00	0.00

A-2	06/01/2006	06/30/2006	30/360	6,245,798.71		5.75000000	29,927.79	0.00	0.00	0.00	0.00	29,927.79	0.00	0.00

A-3	06/01/2006	06/30/2006	30/360	99,687,556.79		5.75000000	477,669.54	0.00	0.00	0.00	0.00	477,669.54	0.00	0.00

A-4	06/01/2006	06/30/2006	30/360	17,636,000.00		5.75000000	84,505.83	0.00	0.00	0.00	0.00	84,505.83	0.00	0.00

A-5	06/25/2006	07/24/2006	30/360	77,535,698.87		6.23250006	402,701.04	0.00	0.00	0.00	0.00	402,701.04	0.00	0.00

A-6	06/25/2006	07/24/2006	30/360	10,113,351.72		2.05083108	17,283.98	0.00	0.00	0.00	0.00	17,283.98	0.00	0.00

A-7	06/01/2006	06/30/2006	30/360	25,784,400.00		5.75000000	123,550.25	0.00	0.00	0.00	0.00	123,550.25	0.00	0.00

A-8	06/25/2006	07/24/2006	30/360	39,700,467.68		5.67250003	187,667.42	0.00	0.00	0.00	0.00	187,667.42	0.00	0.00

A-9	06/25/2006	07/24/2006	30/360	39,700,467.68	1	1.82749988	60,460.50	0.00	0.00	0.00	0.00	60,460.50	0.00	1.00

A-V	06/01/2006	06/30/2006	30/360	300,789,923.94	1	0.47441898	118,917.04	0.00	0.00	0.00	0.00	118,917.04	0.00	1.00

M-1	06/01/2006	06/30/2006	30/360	10,492,533.61		6.00000000	52,462.67	0.00	0.00	0.00	0.00	52,462.67	0.00	0.00

M-2	06/01/2006	06/30/2006	30/360	3,228,257.17		6.00000000	16,141.29	0.00	0.00	0.00	0.00	16,141.29	0.00	0.00

M-3	06/01/2006	06/30/2006	30/360	2,421,192.88		6.00000000	12,105.96	0.00	0.00	0.00	0.00	12,105.96	0.00	0.00

B-1	06/01/2006	06/30/2006	30/360	1,614,128.58		6.00000000	8,070.64	0.00	0.00	0.00	0.00	8,070.64	0.00	0.00

B-2	06/01/2006	06/30/2006	30/360	1,291,342.74		6.00000000	6,456.71	0.00	0.00	0.00	0.00	6,456.71	0.00	0.00

B-3	06/01/2006	06/30/2006	30/360	1,129,968.64		6.00000000	5,649.84	0.00	0.00	0.00	0.00	5,649.84	0.00	0.00

Deal Totals				298,080,697.39			1,609,320.50	0.00	0.00	0.00	0.00	1,609,320.50	0.00

1.Notional Balance

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.32250000	A-5, A-6, A-8, A-9

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non-Recoverable

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	3,674.72	3,674.72	0.00	0	0.00	68,447.21	13,364.80	77,193.87	0.00	0.00	0.00

8. Collateral Summary

A. Loan Count and Balances

	Original Loan Count/ Scheduled Principal Balance		Beginning Loan Count/ Scheduled Principal Balance		Curtailments		Payoffs		Total Repurchases		Principal Portion of Losses		Ending Loan Count/ Scheduled Principal Balance

	Count	Balance	Count	Balance	Count	Amount	Count	Amount	Count	Amount	Count	Amount	Count	Balance

Deal Totals	1,399	323,843,583.63	1,315	300,789,923.94	195	33,992.38	13	2,575,102.20	0	0.00	0	0.00	1,302	297,983,931.87

B. Weighted Averages

	Beginning	Ending	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.76196439	6.75719013	351.03	351.02	6.42037676	6.41698690	6.42037676	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Deal Totals	9.93%		15.14%	14.69%			14.69%

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	1,260	285,257,337.64	2	140,729.77	0	0.00	0	0.00	0.00	1,262	285,398,067.41

30 days	29	8,751,968.13	0	0.00	0	0.00	0	0.00	0.00	29	8,751,968.13

60 days	5	1,370,432.46	0	0.00	0	0.00	0	0.00	0.00	5	1,370,432.46

90 days	2	826,143.17	0	0.00	1	444,500.00	0	0.00	0.00	3	1,270,643.17

120 days	1	425,982.65	0	0.00	1	120,003.48	0	0.00	0.00	2	545,986.13

150 days	0	0.00	0	0.00	1	646,834.57	0	0.00	0.00	1	646,834.57

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	1,297	296,631,864.05	2	140,729.77	3	1,211,338.05	0	0.00	0.00	1,302	297,983,931.87

Current	96.77%	95.73%	0.15%	0.05%	0.00%	0.00%	0.00%	0.00%	0.00%	96.93%	95.78%

30 days	2.23%	2.94%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.23%	2.94%

60 days	0.38%	0.46%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.38%	0.46%

90 days	0.15%	0.28%	0.00%	0.00%	0.08%	0.15%	0.00%	0.00%	0.00%	0.23%	0.43%

120 days	0.08%	0.14%	0.00%	0.00%	0.08%	0.04%	0.00%	0.00%	0.00%	0.15%	0.18%

150 days	0.00%	0.00%	0.00%	0.00%	0.08%	0.22%	0.00%	0.00%	0.00%	0.08%	0.22%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	99.62%	99.55%	0.15%	0.05%	0.23%	0.41%	0.00%	0.00%	0.00%	100.00%	100.00%

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	29	8,751,968.13		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	2.23%	2.94%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	5	1,370,432.46		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.38%	0.46%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	3	1,270,643.17		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.23%	0.43%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	2	545,986.13		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.15%	0.18%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	646,834.57		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.08%	0.22%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%	0.00%		0.00%

Constant Default Rate	0.00%	0.00%	0.00%		0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	3,238,436.00	9,715,308.00	115,833.00

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	93.23088553%	100.00000000%

	Ending Percentage

M-1	3.55107350%

M-2	1.09256533%

M-3	0.81942400%

Class M Total:	5.46306283%

B-1	0.54628267%

B-2	0.43703963%

B-3	0.38242448%

Class B Total:	1.36574678%

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	False

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	False

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	False

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Trigger	False

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage > 2nd Scheduled Loss Percentage	False

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Trigger	False

Senior Accelerated Stepdown Trigger in effect?	False

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

July 25, 2006

20. Comments

Comments:	Interest Carryforward Amount

Class End Interest Carry-forward
I-A-1 193,719.94
I-A-2 116,232.18
I-A-3 77,487.76
II-A-1 256,214.06
II-A-2 128,107.57
II-A-3 42,701.80
III-A-1 61,744.73
III-A-2 88,258.04
III-A-3 35,303.43
III-A-4 39,297.44
III-A-5 24,956.20
XC 304,455.58
XN 117,295.53
M-1 28,581.23
M-2 18,528.17
M-3 5,899.21
M-4 13,999.54
M-5 11,090.98
M-6 8,108.98
M-7 6,846.41

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

07/25/2006	12:52:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 14

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

July 25, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	4,425,002.68
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	3,674.72
Total Deposits	4,428,677.40

Uses of Funds	Amount

Transfer to Certificate Account	4,415,312.56
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	13,364.80
Derivative Payment	N/A
Total Withdrawals	4,428,677.36

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A